Related-Parties Transactions - Balances and Transaction with Related Parties (Parenthetical) (Detail) - USD ($) $ in Thousands		12 Months Ended
		May 31, 2017	May 31, 2016
Related Party Transaction [Line Items]
Amounts due from related parties, current		$ 5,948	$ 4,539
Amounts due from related parties, non-current		1,748	1,741
Metropolis Holding China Limited [Member] | Executive Chairman [Member]
Related Party Transaction [Line Items]
Amounts due from related parties, current	[1]	1,895	637
Amounts due from related parties, non-current	[1]	1,064	1,741
Haiwei Career [Member] | Joint Venture [Member]
Related Party Transaction [Line Items]
Amounts due from related parties, current	[2]	3,965	1,553
Non-Interest Bearing Loan [Member]
Related Party Transaction [Line Items]
Amounts due from related parties, current		7,148	2,518
Non-Interest Bearing Loan [Member] | Haiwei Career [Member] | Joint Venture [Member]
Related Party Transaction [Line Items]
Amounts due from related parties, current	[2]	$ 3,965	$ 1,520
Loans paid off period		1 year

[1]	Since April 2010, the Group began renting a large portion of a building owned by Metropolis Holding China Limited for office space. In March 2012, Metropolis Holding China Limited was acquired by a company wholly -owned by Mr. Yu, the Group's executive chairman. As a result, Metropolis Holding China Limited became a related party of the Group thereafter. As of May 31, 2017, the current and non-current amounts due from Metropolis Holding China Limited were US$1,895 and US$1,064, respectively, which represented prepaid rent and deposit for the building. The amount of the rental payments was determined based on the prevailing market rates and was duly approved by all of the directors.
[2]	In October 2014, Haiwei Career became a joint venture of the Group. As a result, Haiwei Career became a related party of the Group. As of May 31, 2017, the amount due from Haiwei Career was US$3,965, which represented loans from the Group to Haiwei Career with non-interest bearing to support its daily operation supporting. All the loans are payable within one year.